SCUDDER
INVESTMENTS(SM)
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Tax-Exempt Portfolio

Scudder Tax-Exempt
Cash Institutional Shares
Fund #148

Tax-Exempt
Cash Managed Shares
Fund #248

Annual Report
April 30, 2000

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

Dear Shareholder:

We appreciate your decision to invest in Scudder Institutional Funds. To provide you with an update of holdings, on the following pages you'll find the Tax-Exempt Portfolio's annual report for the year ended April 30, 2000. Included are financial highlights for the following share classes:

           o  Institutional Shares

           o  Managed Shares

Briefly, for the year ending April 30, 2000 the Portfolio registered performance and achieved its stated objective of providing maximum current income exempt from Federal income tax, while maintaining stability of principal.

Portfolio Performance
As of April 30, 2000

-----------------------------------------------------------
                      Annualized      Annualized Equivalent
                       Net Yield          Taxable Yield
-----------------------------------------------------------
                   Since      SEC       Since      SEC
                 11/17/99*   7-Day    11/17/99*   7-Day
-----------------------------------------------------------
Tax-Exempt
Cash
Institutional
Shares             3.59%    4.26%      5.71%     6.77%
-----------------------------------------------------------
Tax-Exempt
Cash Managed
Shares             3.34%    4.02%      5.31%     6.39%
-----------------------------------------------------------

*  Commenced operations on 11/17/99.

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank Rachwalski
Frank Rachwalski
Vice President and Lead Portfolio Manager

June 5, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Scudder Kemper Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 37.1%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

                            1 | Tax Exempt Portfolio

Portfolio of Investments at April 30, 2000

                                                              Principal
                                                               Amount          Value
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Tax-Exempt Portfolio
------------------------------------------------------------------------------------------

Variable Rate Demand Securities* -- 61.7%
------------------------------------------------------------------------------------------
Alabama

Mobile Ascension, 5.05%                                  $   10,000,000 $   10,000,000
------------------------------------------------------------------------------------------
Birmingham Ascension, 5.05%                                   5,000,000      5,000,000
------------------------------------------------------------------------------------------
Arizona

Maricopa County,
   Pollution Control Revenue, 5.10%                           8,900,000      8,900,000
------------------------------------------------------------------------------------------
Pima County,
   Industrial Development Authority Revenue, 5.60%              700,000        700,000
------------------------------------------------------------------------------------------
California

Los Angeles,
   Harbor Improvement Corp., 5.35%                            6,400,000      6,400,000
------------------------------------------------------------------------------------------
Colorado

Denver City and County,
   Special Facilities Airport Revenue, 5.00%                 16,000,000     16,000,000
------------------------------------------------------------------------------------------
Health Facilities Authority,
   Frasier Meadows Manor Project, 5.10%                      10,350,000     10,350,000
------------------------------------------------------------------------------------------
Health Facilities Authority,
   Bethesda Living Center Project, 5.10%                      6,000,000      6,000,000
------------------------------------------------------------------------------------------
Mullen,
   Educational Facilities Authority, 5.10%                    4,285,000      4,285,000
------------------------------------------------------------------------------------------
District of Columbia

The Washington Home, Inc., 5.15%                              6,950,000      6,950,000
------------------------------------------------------------------------------------------
Florida

Hampton County,
   Multi-Family Housing, 5.15%                                8,000,000      8,000,000
------------------------------------------------------------------------------------------
Indian River County,
   Hospital Revenue, 5.20%                                   10,500,000     10,500,000
------------------------------------------------------------------------------------------
Sunshine State Governmental Funding Commission, 5.10%        10,615,000     10,615,000
------------------------------------------------------------------------------------------
Orange County,
   Health Facilities Authority, 5.15%                         3,700,000      3,700,000
------------------------------------------------------------------------------------------
Putnam County,
   Florida Development Authority, 5.00%                       3,000,000      3,000,000
------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.



                            2 | Tax Exempt Portfolio

                                                                      Principal
                                                                       Amount       Value
-----------------------------------------------------------------------------------------------

University of Northern Florida, 5.30%                            $    9,600,000 $    9,600,000
-----------------------------------------------------------------------------------------------
Georgia

De Kalb County,
   Development Authority Pollution Control Revenue, 5.10%             5,000,000      5,000,000
-----------------------------------------------------------------------------------------------
Fulton County,
   Development Authority Revenue, 5.10%                               5,000,000      5,000,000
-----------------------------------------------------------------------------------------------
Laurens County,
   Development Revenue, 5.20%                                         4,000,000      4,000,000
-----------------------------------------------------------------------------------------------
Willacoochie,
   Development Authority Pollution Control Revenue, 5.20%             6,000,000      6,000,000
-----------------------------------------------------------------------------------------------
Fayette County,
   Educational Facilities Authority, 5.10%                            5,000,000      5,000,000
-----------------------------------------------------------------------------------------------
Gainesville-Riverside,
   Redevelopment Authority Revenue, 5.10%                            19,000,000     19,000,000
-----------------------------------------------------------------------------------------------
Illinois

Industrial Development Revenue, 5.10%                                15,245,000     15,245,000
-----------------------------------------------------------------------------------------------
Student Assistance Commission,
   Student Loan Revenue, 5.10%                                        1,000,000      1,000,000
-----------------------------------------------------------------------------------------------
Carol Stream, 5.15%                                                   2,000,000      2,000,000
-----------------------------------------------------------------------------------------------
Des Plaines,
   Industrial Development Revenue, 5.20%                              3,835,000      3,835,000
-----------------------------------------------------------------------------------------------
Elgin,
   Judson College Project, 5.10%                                      3,190,000      3,190,000
-----------------------------------------------------------------------------------------------
Du Page County,
   Benet Academy Building Revenue, 5.11%                              8,000,000      8,000,000
-----------------------------------------------------------------------------------------------
Columbia,
   Educational Facilities Authority, 5.05%                            4,300,000      4,300,000
-----------------------------------------------------------------------------------------------
Quad Cities,
   Economic Development Authority, 5.20%                              3,000,000      3,000,000
-----------------------------------------------------------------------------------------------
Rockford,
   Industrial Development Revenue, 5.20%                              4,000,000      4,000,000
-----------------------------------------------------------------------------------------------
Rockford-Fastener,
   Industrial Project Revenue, 5.45%                                  2,150,000      2,150,000
-----------------------------------------------------------------------------------------------
Indiana

Fort Wayne,
   Pollution Control Revenue, 5.00%                                   6,000,000      6,000,000
-----------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                            3 | Tax Exempt Portfolio

                                                                     Principal
                                                                      Amount          Value
----------------------------------------------------------------------------------------------

Indiana Bond Bank, 5.10%                                        $    7,010,000 $    7,010,000
----------------------------------------------------------------------------------------------
Health Facilities Authority, 5.05%                                   4,000,000      4,000,000
----------------------------------------------------------------------------------------------
Kansas

Kansas City,
   Pollution Control Revenue, 4.90%                                  9,000,000      9,000,000
----------------------------------------------------------------------------------------------
Kentucky

Jeffersontown,
   Lease Program Revenue, 5.05%                                      4,000,000      4,000,000
----------------------------------------------------------------------------------------------
Lexington-Fayette Urban County,
   Industrial Development Revenue, 5.10%                             8,000,000      8,000,000
----------------------------------------------------------------------------------------------
Mason County,
   East Kentucky Power Co-op, 5.00%                                 14,000,000     14,000,000
----------------------------------------------------------------------------------------------
Mayfield,
   Multi-City Lease Revenue, 5.20%                                   6,535,000      6,535,000
----------------------------------------------------------------------------------------------
Maryland

Baltimore County,
   Oak Crest Village, Inc., 5.05%                                    7,360,000      7,360,000
----------------------------------------------------------------------------------------------
Michigan

Strategic Fund,
   Limited Obligation Revenue, 5.00%-5.20%                          13,435,000     13,435,000
----------------------------------------------------------------------------------------------
Michigan State Hospital,
   Financial Authority Revenue, 5.00%                               13,500,000     13,500,000
----------------------------------------------------------------------------------------------
State Housing Development, 5.00%                                     5,325,000      5,325,000
----------------------------------------------------------------------------------------------
Missouri

Environment Improvement & Energy, 5.00%                              2,460,000      2,460,000
----------------------------------------------------------------------------------------------
St. Louis,
   Development Financial Authority, 5.25%                            5,000,000      5,000,000
----------------------------------------------------------------------------------------------
Nebraska

York,
   Industrial Development Revenue, 5.25%                             5,600,000      5,600,000
----------------------------------------------------------------------------------------------
New Mexico

Farmington,
   El Paso Electric Co. Project, 5.10%                               6,100,000      6,100,000
----------------------------------------------------------------------------------------------
North Carolina

Medical Care Commission,
   Hospital Revenue, 5.10%                                           6,000,000      6,000,000
----------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                            4 | Tax Exempt Portfolio

                                                                      Principal
                                                                       Amount          Value
-----------------------------------------------------------------------------------------------

Winston-Salem,
   Multi-Family Housing, 4.90%                                   $    6,960,000 $    6,960,000
-----------------------------------------------------------------------------------------------
Ohio

Hancock County,
   Multi-Family Housing, 5.20%                                        6,150,000      6,150,000
-----------------------------------------------------------------------------------------------
Medina County,
   Health Care Facilities Revenue, 5.10%                              4,500,000      4,500,000
-----------------------------------------------------------------------------------------------
Higher Education Facilities Commission, 5.10%                         8,000,000      8,000,000
-----------------------------------------------------------------------------------------------
Oregon

Economic Development Revenue, 5.20%                                   3,650,000      3,650,000
-----------------------------------------------------------------------------------------------
Clackams County,
   Hospital Revenue, 5.25%                                            8,000,000      8,000,000
-----------------------------------------------------------------------------------------------
Pennsylvania

Emmaus,
   General Authority Revenue, 5.08%                                   6,300,000      6,300,000
-----------------------------------------------------------------------------------------------
Higher Education Facilities Commission, 5.10%                         3,000,000      3,000,000
-----------------------------------------------------------------------------------------------
Parkland School District,
   Public School Building Authority, 5.11%                            6,000,000      6,000,000
-----------------------------------------------------------------------------------------------
Lancaster County,
   Hospital Revenue, 5.13%                                            4,145,000      4,145,000
-----------------------------------------------------------------------------------------------
Lehigh County,
   Industrial Development Authority, 4.30%                            4,700,000      4,700,000
-----------------------------------------------------------------------------------------------
South Carolina
Public Service Authority, 5.13%                                       2,000,000      2,000,000
-----------------------------------------------------------------------------------------------
Tennessee

Clarksville,
   Public Building Authority, 5.10%                                   3,800,000      3,800,000
-----------------------------------------------------------------------------------------------
Maury County,
   Saturn Corporation Project, 5.15%                                  4,500,000      4,500,000
-----------------------------------------------------------------------------------------------
Texas

Harris County,
   Health Facilities Authority, 5.00%                                10,000,000     10,000,000
-----------------------------------------------------------------------------------------------
Trinity River Authority,
   Pollution Control Revenue, 5.05%                                   3,900,000      3,900,000
-----------------------------------------------------------------------------------------------
San Antonio,
   Industrial Development Authority, 5.10%                            5,600,000      5,600,000
-----------------------------------------------------------------------------------------------
San Antonio Electric and Gas, 5.15%                              $    6,700,000 $    6,700,000
-----------------------------------------------------------------------------------------------


               The accompanying notes are an integral statements.

                            5 | Tax Exempt Portfolio


                                                                      Principal
                                                                       Amount          Value
-----------------------------------------------------------------------------------------------

Texas Small Business Industry Development Corp.,
   Industrial Development Revenue, 5.15%                              6,000,000      6,000,000
-----------------------------------------------------------------------------------------------
Vermont

Industrial Development Authority, 4.45%                               2,595,000      2,595,000
-----------------------------------------------------------------------------------------------
Student Association Corp,
   Student Loan Revenue, 4.30%                                       13,190,000     13,190,000
-----------------------------------------------------------------------------------------------
Vermont Educational and Health Buildings,
   Funding Agency Revenue, 5.00%                                      6,000,000      6,000,000
-----------------------------------------------------------------------------------------------
Virginia

Albemarle County,
   Industrial Development Authority, 5.05%                            3,450,000      3,450,000
-----------------------------------------------------------------------------------------------
Loudoun County,
   Industrial Development Authority, 5.20%                            2,640,000      2,640,000
-----------------------------------------------------------------------------------------------
Wisconsin

Eau Claire,
   Solid Waste Disposal Revenue, 5.30%                                5,800,000      5,800,000
-----------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost: $471,625,000)                          471,625,000
-----------------------------------------------------------------------------------------------
Other Securities -- 38.3%
-----------------------------------------------------------------------------------------------
Alaska

City of Valdez,
   ARCO, 3.85%, 5/12/2000                                             7,000,000      7,000,000
-----------------------------------------------------------------------------------------------
Arizona

Salt River Project,
   Agricultural Improvement and Power District,
   3.90%, 5/10/2000-6/13/2000                                        25,000,000     25,000,000
-----------------------------------------------------------------------------------------------
Colorado

Platte River,
   Power Authority, 3.95%, 5/9/2000-6/13/2000                         9,500,000      9,500,000
-----------------------------------------------------------------------------------------------
Florida

Sarasota County,
   Hospital Revenue, 3.85%-4.05%, 5/8/2000-6/13/2000                 13,550,000     13,550,000
-----------------------------------------------------------------------------------------------
Pinellas County,
   Educational Facilities Authority, 4.05%-4.10%,
   5/9/2000-5/15/2000                                                13,500,000     13,500,000
-----------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                            6 | Tax Exempt Portfolio

                                                                           Principal
                                                                            Amount          Value
----------------------------------------------------------------------------------------------------

Gainesville Utilities Authority, 3.90%, 5/11/2000                     $    4,000,000 $    4,000,000
----------------------------------------------------------------------------------------------------
Orange County,
   Health Facilities Authority, 4.10%, 5/15/2000                           2,800,000      2,800,000
----------------------------------------------------------------------------------------------------
Orlando,
   Capital Improvements Authority, 4.10%, 6/14/2000                        3,000,000      3,000,000
----------------------------------------------------------------------------------------------------
Georgia

Municipal Electric Authority, 4.10%, 6/13/2000                             5,600,000      5,600,000
----------------------------------------------------------------------------------------------------
Illinois

Educational Facilities Authority, 3.70%-4.15%,
    5/11/2000-6/12/2000                                                   11,260,000     11,260,000
----------------------------------------------------------------------------------------------------
Health Facilities Authority, 4.05%, 6/14/2000                              4,000,000      4,000,000
----------------------------------------------------------------------------------------------------
Indiana

Jasper County,
   Industrial Pollution Control Revenue, 4.35%-4.45%,
    5/9/2000-6/21/2000                                                    10,000,000     10,000,000
----------------------------------------------------------------------------------------------------
Sullivan Hoosier, 3.95%, 5/11/2000                                         5,200,000      5,200,000
----------------------------------------------------------------------------------------------------
Kentucky

Pendleton County,
   Multi-County Lease Revenue, 4.05%-4.20%,
    5/8/2000-6/14/2000                                                    18,385,000     18,385,000
----------------------------------------------------------------------------------------------------
Danville,
   Multi-County Lease Revenue, 4.15%, 6/14/2000                            7,990,000      7,990,000
----------------------------------------------------------------------------------------------------
Louisiana

Industrial District of West Baton Rouge,
   Pollution Control Revenue, 4.10%-4.15%, 6/22/2000-6/26/2000            12,150,000     12,150,000
----------------------------------------------------------------------------------------------------
Maryland

Anne Arundel County,
   Port Facilities Revenue, 4.05%-4.25%, 6/14/2000-6/19/2000               7,000,000      7,000,000
----------------------------------------------------------------------------------------------------
Michigan

Strategic Fund,
   Continental Aluminum Project, 4.10%-4.25%, 5/10/2000-6/22/2000         15,550,000     15,550,000
----------------------------------------------------------------------------------------------------
Mississippi

Claiborne County,
   Pollution Control Revenue, 4.10%, 6/13/2000                             1,545,000      1,545,000
----------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                            7 | Tax Exempt Portfolio

                                                                       Principal
                                                                        Amount          Value
------------------------------------------------------------------------------------------------

Nevada

Las Vegas Valley,
   Water & Power Authority, 4.05%, 6/12/2000                      $    7,000,000 $    7,000,000
------------------------------------------------------------------------------------------------
New Hampshire

General Obligation, 3.95%, 5/9/2000                                    4,000,000      4,000,000
------------------------------------------------------------------------------------------------
Business Financial Authority,
   Pollution Control Revenue, 3.95%, 5/15/2000                         4,000,000      4,000,000
------------------------------------------------------------------------------------------------
Ohio

Air Quality Development Authority, 4.05%, 6/12/2000                   10,000,000     10,000,000
------------------------------------------------------------------------------------------------
Oklahoma

Oklahoma City, 3.95%, 5/8/2000                                         8,000,000      8,000,000
------------------------------------------------------------------------------------------------
Pennsylvania

Philadelphia,
   Transportation Authority, 4.25%, 6/30/2000                          3,000,000      3,003,570
------------------------------------------------------------------------------------------------
Texas

Municipal Power Agency, 3.70%-3.95%, 5/9/2000                         15,500,000     15,500,000
------------------------------------------------------------------------------------------------
Houston,
   Water & Sewer Authority, 3.70%, 5/9/2000                            5,000,000      5,000,000
------------------------------------------------------------------------------------------------
University of Texas, 3.70%, 5/10/2000                                  5,104,000      5,104,000
------------------------------------------------------------------------------------------------
Harris County,
   Health Facilities Authority, 3.95%, 5/12/2000                       4,470,000      4,470,000
------------------------------------------------------------------------------------------------
San Antonio,
   Electric & Gas, 4.10%, 6/22/2000                                   10,000,000     10,000,000
------------------------------------------------------------------------------------------------
Transportation Authority, 4.50%, 8/31/2000                            12,400,000     12,431,450
------------------------------------------------------------------------------------------------
Utah

Intermountain Power Agency, 3.95%-4.15%, 5/15/2000-6/19/2000          16,800,000     16,800,000
------------------------------------------------------------------------------------------------
Virginia

Chesapeake County,
   Industrial Development Authority, 4.05%, 6/13/2000                  2,000,000      2,000,000
------------------------------------------------------------------------------------------------
Chesterfield County,
   Industrial Development Authority, 4.05%, 6/13/2000                  2,000,000      2,000,000
------------------------------------------------------------------------------------------------
York County,
   Industrial Development Authority, 4.05%, 6/13/2000                  2,500,000      2,500,000
------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.



                            8 | Tax Exempt Portfolio

                                                                            Principal
                                                                             Amount          Value
-----------------------------------------------------------------------------------------------------

Louisa County,
   Industrial Development Authority, 4.40%, 6/26/2000                  $    4,000,000 $    4,000,000
-----------------------------------------------------------------------------------------------------
Total Other Securities (Cost: $292,839,020)                                               292,839,020
-----------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost: $764,464,020) (a)                            $  764,464,020
-----------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

(a)  Cost for federal income tax purposes was $764,464,020.

* Variable rate demand securities. The rates shown are the current rates at April 30, 2000. The dates shown represent the demand date or the next interest rate change date.

    The accompanying notes are an integral part of the financial statements.

                            9 | Tax Exempt Portfolio

Financial Statements

---------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------
                                                                                                       Tax-Exempt
as of April 30, 2000                                                                                    Portfolio
-----------------------------------------------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolios of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                                      $  764,464,020
---------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                                             --
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         365,106
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                              195,000
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                        3,410,148
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                                   --
---------------------------------------------------------------------------------------------------------------------
Due from Adviser                                                                                                  --
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                   4,000
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                             768,438,274
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                                             --
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                          1,023,011
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                           1,445,710
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                       207,094
---------------------------------------------------------------------------------------------------------------------
Accrued distribution services fee                                                                             47,989
---------------------------------------------------------------------------------------------------------------------
Accrued administrative services fee                                                                           89,254
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                          136,327
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          2,949,385
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                  $  765,488,889
---------------------------------------------------------------------------------------------------------------------

Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  169,226,985
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               169,226,985
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Managed Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  131,325,063
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               131,325,063
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $      401,761
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized                   401,761
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                           $  464,535,080
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               464,535,080
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)              $         1.00
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                            10 | Tax Exempt Portfolio

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
                                                                  Tax-Exempt
Year ended April 30, 2000                                          Portfolio
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Interest                                                        $   18,364,717
--------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------
Management fee                                                         833,361
--------------------------------------------------------------------------------
Services to shareholders                                               981,602
--------------------------------------------------------------------------------
Custodian fees                                                          49,921
--------------------------------------------------------------------------------
Distribution services fees                                           2,104,280
--------------------------------------------------------------------------------
Administrative services fees                                            89,254
--------------------------------------------------------------------------------
Auditing                                                                 5,271
--------------------------------------------------------------------------------
Legal                                                                   26,467
--------------------------------------------------------------------------------
Trustees' fees and expenses                                             15,935
--------------------------------------------------------------------------------
Reports to shareholders                                                 56,955
--------------------------------------------------------------------------------
Registration fees                                                      138,081
--------------------------------------------------------------------------------
Interest expense                                                            --
--------------------------------------------------------------------------------
Other                                                                   27,196
--------------------------------------------------------------------------------
Total expenses, before expense reductions                            4,328,323
--------------------------------------------------------------------------------
Expense reductions                                                     (3,382)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                             4,324,941
--------------------------------------------------------------------------------
Net investment income                                               14,039,776
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations            $   14,039,776
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                            11 | Tax Exempt Portfolio

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                Tax-Exempt Portfolio
                                                                          --------------------------------
                                                                               Years Ended April 30,
                                                                               2000           1999
----------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
----------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                                              $   14,039,776 $    8,964,353
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          14,039,776      8,964,353
----------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                    (14,039,776)    (8,964,353)
----------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares (a):
----------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                    247,638,674             --
----------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                     64,716             --
----------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                     (78,476,405)             --
----------------------------------------------------------------------------------------------------------
                                                                             169,226,985             --
----------------------------------------------------------------------------------------------------------
Managed Shares (a):
----------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                    215,706,614             --
----------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                      5,108             --
----------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                     (84,386,659)             --
----------------------------------------------------------------------------------------------------------
                                                                             131,325,063             --
----------------------------------------------------------------------------------------------------------
Premier Money Market Shares (b):
----------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                        655,552             --
----------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                      1,266             --
----------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                        (255,057)             --
----------------------------------------------------------------------------------------------------------
                                                                                 401,761             --
----------------------------------------------------------------------------------------------------------
Service Shares:
----------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                  3,032,944,597  2,019,292,957
----------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                 11,295,030      8,821,208
----------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                   (2,960,333,539)(2,015,626,282)
----------------------------------------------------------------------------------------------------------
                                                                              83,906,088     12,487,883
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions           384,859,897     12,487,883
----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                            384,859,897     12,487,883
----------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                            380,628,992    368,141,109
----------------------------------------------------------------------------------------------------------
Net assets at end of period                                               $  765,488,889 $  380,628,992
----------------------------------------------------------------------------------------------------------

(a) Institutional Shares and Managed Shares commenced operations on November 17, 1999.

(b) Premier Money Market Shares were commenced operations on March 1, 2000 and March 7, 2000 for the Government Securities Portfolio and Tax-Exempt Portfolio, respectively.

    The accompanying notes are an integral part of the financial statements.

                            12 | Tax Exempt Portfolio

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Institutional Shares
------------------------------------------------------------------------------

Period ended April 30,                                             2000(a)
------------------------------------------------------------------------------
Net asset value, beginning of period                            $    1.00
------------------------------------------------------------------------------
   Net investment income                                              .02
------------------------------------------------------------------------------
   Less distributions from net investment income                    (.02)
------------------------------------------------------------------------------
Net asset value, end of period                                  $    1.00
------------------------------------------------------------------------------
Total Return (%) (b)                                               1.33**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                           169,227
------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                      .23*
------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                       .23*
------------------------------------------------------------------------------
Ratio of net investment income (%)                                  3.59*
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Managed Shares
------------------------------------------------------------------------------

Period ended April 30,                                           2000(a)
------------------------------------------------------------------------------
Net asset value, beginning of period                           $    1.00
------------------------------------------------------------------------------
   Net investment income                                             .02
------------------------------------------------------------------------------
   Less distributions from net investment income                   (.02)
------------------------------------------------------------------------------
Net asset value, end of period                                 $    1.00
------------------------------------------------------------------------------
Total Return (%) (b)                                                1.24**
------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                          131,325
------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                     .48*
------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                      .48*
------------------------------------------------------------------------------
Ratio of net investment income (%)                                 3.34*
------------------------------------------------------------------------------

(a) For the period November 17, 1999 (commencement of operations) to April 30, 2000.

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

                            13 | Tax Exempt Portfolio

   Notes to Financial Statements


1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Effective November 16, 1999, the Board terminated the then existing Premier Money Market Class. The Retail shares were renamed the Premium Reserve Money Market shares effective December 29, 1999. Effective February 23, 2000, the Board created a new class of shares, the Premier Money Market Class. Government Securities Portfolio currently offers two classes of shares: Premier Money Market (effective March 1, 2000) and Service. Tax-Exempt Portfolio currently offers four classes of shares: Premier Money Market (effective March 7, 2000), Managed (effective November 17, 1999), Institutional (effective November 17, 1999) and Service. This report contains financial statements and financial highlights for the Managed and Institutional shares of the Tax-Exempt Portfolio.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

                            14 | Tax Exempt Portfolio

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets declining to 0.15% of average daily net assets in excess of $3 billion. During the year ended April 30, 2000, the Portfolio incurred management fees as follows:

                                                                  Management
                                                                    fees
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                           $      833,361
--------------------------------------------------------------------------------

Distribution Agreement. The Fund has a distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of 0.50% of average daily net assets for the Service shares of the Tax-Exempt Portfolio and 0.25% of average net assets for the Premier Money Market shares pursuant to separate Rule 12b-1 plans for this Fund. For the year ended April 30, 2000, the Portfolio incurred distribution services fees as follows:

                                                                 Distribution
                                                                 services fees
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                            $    2,104,280
--------------------------------------------------------------------------------

The Fund has an administrative and shareholder services agreement with KDI for providing information and administrative services to shareholders. The Managed and Premier Money Market shares of the Portfolio pay KDI a fee at an annual rate of up to 0.25% of average daily net assets. For the year ended April 30, 2000, the Portfolio incurred administrative services fees as follows:

                                                              Administrative
                                                               services fees
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                          $       89,254
--------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, for the year ended April 30, 2000, KSvC received shareholder services fees as follows:

                                                                  Shareholder
                                                                 service fees
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                            $      870,299
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended April 30, 2000, the Portfolio made no payments to their officers and incurred trustees' fees to independent trustees as follows:

                                                               Trustees' fees
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                           $       15,935
--------------------------------------------------------------------------------

Expense Absorption. Scudder Kemper has agreed temporarily to limit the Portfolio's operating expenses to the following percentages of average daily net assets: Tax-Exempt Portfolio Premier Money Market shares (1.00%) and Service shares (0.95%).

                            15 | Tax Exempt Portfolio

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Tax-Exempt Portfolio custody and transfer agent fees were reduced as follows:

                                               Custodian   Transfer Agent
--------------------------------------------------------------------------
Tax-Exempt Portfolio                                  --   $        3,382
--------------------------------------------------------------------------


4. Line of Credit

The Fund and several Kemper Funds (the "Participants") share in a $750 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.


                            16 | Tax Exempt Portfolio

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Cash Account Trust -- Tax-Exempt Portfolio, as of April 30, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for the fiscal periods indicated herein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash Account Trust -- Tax-Exempt Portfolio at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated herein, in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois                  /s/Earnst & Young LLP
June 2, 2000



                            17 | Tax Exempt Portfolio

Tax Information

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2000, 100% are designated as exempt interest dividends for federal tax purposes.

                            18 | Tax Exempt Portfolio

                                    This page
                                  intentionally
                                   left blank.

Principal Underwriter
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606


This report is not to be
distributed unless preceded
or accompanied by a
Tax-Exempt Portfolio
prospectus.